Operating leases and other commitment (Tables)	9 Months Ended
Sep. 30, 2023
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2023	$158,384
Renewed office lease	-
Accumulated amortization	(148,699)
Balances as of September 30, 2023	$9,685

(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Adjustment office lease	(4,040)
Accumulated amortization	(221,545)
Balances as of December 31, 2022	$158,384

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2023	$172,942
Renewed office lease	-
Repayments of lease liability	(164,706)
Other	2,846
Balances as of September 30, 2023	$11,082
Lease liability due within one year	$11,082
Lease liability long term	$-

(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Adjustment office lease	(4,040)
Repayments of lease liability	(229,503)
Other	15,026
Balances as of December 31, 2022	$172,942
Lease liability due within one year	$172,942
Lease liability long term	$-